Transactions with Related Parties	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Transactions with Related Parties

3.       Transactions with Related Parties:

Transactions and balances with related parties are analyzed as follows:

Balance Sheet

	December 31, 2020	December 31, 2021
Due from related parties
Oceanbulk Maritime and its affiliates (d)	$426	$133
Interchart (a)	3	3
AOM (k)	–	52
Starocean (j)	34	34
Coromel Maritime Limited (l)	1	–
Product Shipping & Trading S.A.	17	20
Due from related parties	$481	$242

Due to related parties
Combine Marine Ltd. (c )	$–	$18
Management and Directors Fees (b)	252	159
Augustea Technoservices Ltd. and affiliates (f)	1,187	877
Iblea Ship Management Limited (h)	–	372
Due to related parties	$1,439	$1,426

Statements of Operations

	Years ended December 31,
	2019	2020	2021
Voyage revenues:
Voyage revenues - Eagle Bulk (m)	$–	$–	$1,461
Voyage expenses:
Voyage expenses-Interchart (a)	$(3,850)	$(3,780)	$(3,870)
Voyage expenses- Augustea Technoservices Ltd. and affiliates (f)	-	(95)	-
Voyage expenses - Hartree Marine Fuels LLC (q)	-	-	(9,566)
General and administrative expenses:
Consultancy fees (b)	$(655)	$(598)	$(535)
Directors compensation (b)	(179)	(179)	(183)
Office rent - Combine Marine Ltd. & Alma Properties (c)	(39)	(40)	(41)
General and administrative expenses - Oceanbulk Maritime and its affiliates (d)	(324)	(268)	(252)
Management fees:
Management fees- Augustea Technoservices Ltd. and affiliates (f)	$(6,564)	$(6,588)	$(6,472)
Management fees- Songa Shipmanagement Ltd. (g)	(32)	-	-
Management fees- Iblea Ship Management Limited (h)	-	-	(79)
Charter-in hire expenses:
Charter - in hire expenses - AOM (k)	$(2,589)	$(5,442)	$(4,069)
Charter - in hire expenses - Sydelle (i)	(5,505)	(540)	-
Charter - in hire expenses - Coromel (l)	(5,723)	(249)	-
Charter - in hire expenses - Eagle Bulk (m)	(1,908)	-	-

3.       Transactions with Related Parties – (continued):

a)	Interchart Shipping Inc. (or “Interchart”): The Company holds 33% of the total outstanding common shares of Interchart. The ownership interest was purchased in 2014 from an entity affiliated with family members of Company’s Chief Executive Officer. This investment is accounted for as an equity method investment and is presented within “Long term investment” in the consolidated balance sheets. The Company has entered into a services agreement with Interchart for chartering, brokering and commercial services for all of the Company’s vessels which from August 1, 2019 until October 1, 2021 provided for a monthly fee of $315 ($325 monthly fee for the remaining period in 2019) and then amended to increase the monthly fee to $345 until December 31, 2021.
b)	Management and Directors Fees: As of December 31, 2021, the Company was party to consulting agreements with companies owned and controlled by each one of its Chief Operating Officer and Co-Chief Financial Officers. Pursuant to the corresponding agreements, the Company is required to pay an aggregate base fee of $537 per year. Additionally pursuant to these agreements, these entities are entitled to receive an annual discretionary bonus, as determined by the Company’s Board of Directors in its sole discretion. In addition, non-employee directors of the Board of Directors receive an annual cash retainer of $15, each, the chairman of the audit committee receives a fee of $15 per year and each of the audit committee members receives a fee of $7.5. Lastly, each chairman of the other standing committees receives an additional $5 per year while each director is reimbursed for out-of-pocket expenses in connection with attending meetings of the board of directors or committees.
c)	Office rent: On January 1, 2012, Starbulk S.A. entered into a lease agreement for office space with Combine Marine Ltd., a company controlled by Mrs. Milena - Maria Pappas and by Mr. Alexandros Pappas, both of whom are children of the Company’s Chief Executive Officer. The lease agreement provides for a monthly rental of €2,500 (approximately $2.9, using the exchange rate as of December 31, 2021, which was $1.14 per euro). Unless terminated by either party, the agreement will expire in January 2024. In addition, on December 21, 2016, Starbulk S.A., entered into a six year lease agreement for office space with Alma Properties, a company controlled by Mrs. Milena - Maria Pappas. The lease agreement provides for a monthly rental of €300 (approximately $0.3, using the exchange rate as of December 31, 2021, which was $1.14 per euro).

d)	Oceanbulk Maritime S.A. (or “Oceanbulk Maritime”): Oceanbulk Maritime is a ship management company controlled by Mrs. Milena-Maria Pappas. A company affiliated to Oceanbulk Maritime provides the Company certain financial corporate development services.
e)	Oaktree Shareholder Agreement: On July 11, 2014, the Company and Oaktree Dry Bulk Holding LLC (including affiliated funds, “Oaktree”), one of the Company’s major shareholders, entered into a shareholders agreement (the “Oaktree Shareholders Agreement”). Under the Oaktree Shareholders Agreement, Oaktree has the right to nominate four of the Company’s nine directors so long as it beneficially owns 40% or more of the Company’s outstanding voting securities. The number of directors able to be designated by Oaktree is reduced to three directors if Oaktree beneficially owns 25% or more but less than 40% of the Company’s outstanding voting securities, to two directors if Oaktree beneficially owns 15% or more but less than 25%, and to one director if Oaktree beneficially owns 5% or more but less than 15%. Oaktree’s designation rights terminate if it beneficially owns less than 5% of the Company’s outstanding voting securities. The three directors currently designated by Oaktree are Mr. Laibow and Mmes. Ralph and Men. Under the Oaktree Shareholders Agreement, with certain limited exceptions, Oaktree effectively cannot vote more than 33% of the Company’s outstanding common shares (subject to adjustment under certain circumstances).

f)	Augustea Technoservices Ltd. and affiliates: Following the completion of the acquisition of 16 operating dry bulk vessels (the “Augustea Vessels”) from entities affiliated with Augustea Atlantica SpA and York Capital Management in an all-share transaction (the “Augustea Vessel Purchase Transaction”) on August 3, 2018, the Company appointed Augustea Technoservices Ltd., an entity affiliated with certain of the sellers of the corresponding transaction and specifically with one of the Company’s directors, Mr. Zagari, as the technical manager of certain of its vessels.

g)	Songa Shipmanagement Ltd.: Following the completion of the acquisition of 15 operating dry bulk vessels (the “Songa Vessels”) from Songa Bulk ASA (“Songa”) (the “Songa Vessel Purchase Transaction”) on July 6, 2018, the Company appointed Songa Shipmanagement Ltd, an entity affiliated with certain of the sellers of the corresponding transaction and specifically with one of the Company’s directors, Mr. Blystad, as the technical manager of certain of its vessels. On March 31, 2019, the respective management agreement was terminated.

 3.       Transactions with Related Parties - (continued):

h)	Iblea Ship Management Limited: In 2021 the Company appointed Iblea Ship Management Limited, an entity affiliated with one of the Company’s directors, Mr. Zagari, to provide certain management services to certain vessels, which previously were managed by Augustea Technoservices Ltd.

i)	Sydelle Marine Limited (or “Sydelle”) – Charter in Agreement: During 2019 and 2020, the Company entered into certain freight agreements with Sydelle, a company controlled by members of the family of the Company’s Chief Executive Officer, to charter-in its vessel.

j)	StarOcean Manning Philippines Inc. (or “Starocean”): The Company has 25% ownership interest in Starocean, a company that is incorporated and registered with the Philippine Securities and Exchange Commission, which provides crewing agency services. The remaining 75% interest is held by local entrepreneurs. This investment is accounted for as an equity method investment which as of December 31, 2020 and 2021 is $128 and $152, respectively, and is presented within “Long term investment” in the consolidated balance sheets.
k)	Augustea Oceanbulk Maritime Malta Ltd (or “AOM”): On September 24, 2019, the Company chartered-in the vessel AOM Marta, which is owned by AOM, an entity affiliated with Augustea Atlantica SpA and certain members of the Company’s Board of Directors. The agreed rate for chartering-in AOM Marta was index-linked, and she was redelivered to her owners on June 8, 2021.
l)	Coromel Maritime Limited (or “Coromel”): During 2019 and 2020, the Company entered into certain freight agreements with ship-owning company Coromel to charter-in its vessel. Coromel is controlled by family members of the Company’s Chief Executive Officer.
m)

Eagle bulk Pte. Ltd. (or “Eagle Bulk”): In 2019, the Company entered into two time charter agreements with Eagle Bulk to charter-in two of its vessels for a daily rate of $16.3 and $15.8, respectively for a period approximately of two months for each vessel. In addition, in 2021 Eagle Bulk chartered one of the Company’s vessels for a daily rate of $39.3 with the vessel having been redelivered to the Company before year end. Eagle Bulk is related to Oaktree, one of the Company’s major shareholders (please refer to e) above).

n)	Short Pool: During the second quarter of 2020, the Company together with Golden Ocean Group, Bocimar International NV and Oceanbulk International S.A (collectively the “Short Pool Members”) have agreed to enter into Contracts of Affreightment (“COAs”) with major miners and commodity traders to transport dry bulk commodities at fixed freight rates (the “Short Pool”). The Short Pool Members may use their own vessels or charter-in from the market to perform the COAs.
o)	Piraeus Bank S.A. (“Piraeus Bank”): On July 3, 2020, the Company entered into a loan agreement with Piraeus Bank for a loan of up to $50,350. In addition, during 2020 the Company entered into an interest rate swap agreement with Piraeus Bank (Note 17). Both the loan agreement and the interest swap agreement with Piraeus Bank were early terminated in September 2021. One of the Company’s independent members of the board of directors at that time was serving as executive member of Piraeus Bank. This director was not involved in the Company’s decisions with regards to the aforementioned loan and swap agreements.

p)	Capesize Chartering Ltd. (or “CCL Pool”): On December 30, 2020 a funding of $125 that the Company had provided to Capesize Chartering Ltd, or CCL Pool, was converted to equity with the Company holding 25% ownership interest of CCL Pool. The participation to CCL is accounted for as an equity method investment. The Company's initial investment of $125 in CCL Pool is presented within “Long-term investment” in the consolidated balance sheet as of December 31, 2021. The Company’s subsequent share of results is insignificant at December 31, 2020 and 2021.

q)	Hartree Partners, LP: During the year ended December 31, 2021 the Company acquired bunkers from Hartree Partners, LP, an entity controlled by Oaktree Capital Management LP, the Company’s largest shareholder (please refer to e) above).